Stock-Based Compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Stock-Based Compensation
Tax benefit from stock awards exercised	$ 33,716	$ 42,334	$ 37,583